Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets

Depreciation is provided for financial reporting purposes utilizing both the accelerated and straight-line methods over the estimated useful lives of the assets, which are as follows;

Machinery and Equipment	3-5 years
Furniture and Fixtures	5-7 years
Software	3 years

Depreciation is provided for financial reporting purposes utilizing both the accelerated and straight-line methods over the estimated useful lives of the assets, which are as follows:

Machinery and Equipment	3-5 years
Furniture and Fixtures	5-7 years
Software	3 years

Schedule of Provision for Income Tax	The approximate useful lives for amortization of our intangible assets are as follows:
Dispensary Licenses	14 Years
The approximate useful lives for amortization of our intangible assets are as follows:
Dispensary Licenses	14 years

Schedule of Amortization of Intangible Assets Useful Lives

The provision for income taxes consists of the following:

	30-Sep-21	30-Jun-21	30-Jun-20

Net Revenue	11,065,839	7,679,766	5,617,447
280E Allocation	4,783,517	3,544,076	3,258,713
Net Income	6,282,322	4,135,690	2,358,734
Carry Forward Operating Loss			3,926,473
Net Taxable Income	6,282,322	4,135,690
Provision for Taxable Income	1,319,288	868,495

The provision for income taxes consists of the following:

	2020	2019
Net Revenue	$13,975,898	$4,462,624
280E Allocation	$(6,918,254)	$(4,312,106)
Net income	$7.057,644	$150,518
Net Operating Loss Carryforwards	$3,926,473	$3,289,273
Net Taxable Income	$3,131,171	$-
Provision for Taxable Income	$657,546	$-